Amounts receivable - Provision for impairment of trade receivables (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Provision, opening balance	$ 4,772	$ 6,459
Provision for receivables	5,089	3,857
Receivables written off during the period	(197)	(5,300)
Recoveries of receivables previously provided for	(12)	(94)
Foreign exchange	90	(150)
Provision, closing balance	$ 9,742	$ 4,772